CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	$ 0.001	$ 0.001
Common stock [Member]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001